Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 195,718	₪ 201,822	₪ 121,860	₪ 134,287
Financial assets at fair value through profit or loss	31,056	13,700
Loans to others		18,707	₪ 17,650
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Financial assets at fair value through profit or loss	185,146	168,400
Loans to others
Trade and other receivables
Total financial assets	185,146	168,400
Trade payables
Financial liabilities at fair value through profit or loss	13,960
Total financial liabilities	13,960
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	195,718	201,822
Financial assets at fair value through profit or loss
Loans to others		18,707
Trade and other receivables	138,956	137,968
Total financial assets	334,674	358,497
Trade payables	20,386	23,474
Financial liabilities at fair value through profit or loss
Total financial liabilities	20,386	₪ 23,474
Forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	14,256
Forward contracts [Member] | Up to 30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	2,280
Forward contracts [Member] | Between 1 and 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	10,505
Forward contracts [Member] | Between 7 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	1,471
Forward contracts [Member] | Present value [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	₪ 13,960